Contract Liabilities and Advances from Customers (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income including contract liabilities [abstract]
Summary of Contract Liabilities and Advances from Customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Contract Liabilities	14,847	18,771
Advances from customers	26,568	23,616
Total contract liabilities and advances from customers	41,415	42,387

Current	41,415	42,387
Non-current	—	—